Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per ordinary share
Schedule of earnings per share calculation

	2024	2023	2022
Basic profit per share (EPS)
Numerator:
Profit for the year attributable to the Parent	23,538	82,662	440,314
Denominator:
Weighted-average number of shares outstanding to equity holders	188,144,651	187,872,191	187,815,672
Basic profit for the period attributable to equity holders	0.13	0.44	2.34

Diluted profit per share (EPS)
Numerator:
Profit for the year attributable to the Parent	23,538	82,662	440,314
Denominator:
Weighted-average number of shares outstanding to equity holders	188,144,651	187,872,191	187,815,672
Effect of dilutive securities from equity incentive plans	664,267	2,417,617	1,809,523
Weighted-average number of shares outstanding - diluted to equity holders	188,808,918	190,289,808	189,625,195
Diluted profit for the period attributable to equity holders	0.12	0.43	2.32